General (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) state	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Premiums and contract charges by product
Premiums	$ 618	$ 677	$ 704
Contract charges	675	682	695
Total premiums and contract charges	$ 1,293	1,359	1,399
Number of states in which entity is authorized to operate | state	50
Minimum percentage of premiums from one jurisdiction to be considered as significant (in percent)	5.00%
Traditional life insurance
Premiums and contract charges by product
Premiums	$ 531	557	582
Accident and health insurance
Premiums and contract charges by product
Premiums	87	120	122
Interest-sensitive life insurance
Premiums and contract charges by product
Contract charges	665	669	680
Fixed annuities
Premiums and contract charges by product
Contract charges	$ 10	$ 13	$ 15